Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

March 31, 2019

VIPF2010-QTLY-0519
1.830288.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	353,773	$11,501,150
VIP Equity-Income Portfolio Initial Class (a)	569,430	12,094,697
VIP Growth & Income Portfolio Initial Class (a)	707,153	13,810,701
VIP Growth Portfolio Initial Class (a)	171,008	11,763,658
VIP Mid Cap Portfolio Initial Class (a)	108,589	3,346,710
VIP Value Portfolio Initial Class (a)	633,977	8,875,674
VIP Value Strategies Portfolio Initial Class (a)	368,518	4,337,453
TOTAL DOMESTIC EQUITY FUNDS
(Cost $48,010,109)		65,730,043

International Equity Funds - 15.3%
VIP Emerging Markets Portfolio Initial Class (a)	1,623,963	18,675,578
VIP Overseas Portfolio Initial Class (a)	1,327,825	27,180,576
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,705,280)		45,856,154

Bond Funds - 46.9%
Fidelity Inflation-Protected Bond Index Fund (a)	2,923,749	28,623,501
Fidelity Long Term Treasury Bond Index Fund (a)	1,279,774	16,867,426
VIP High Income Portfolio Initial Class (a)	1,148,705	6,076,648
VIP Investment Grade Bond Portfolio Initial Class (a)	6,995,715	89,055,457
TOTAL BOND FUNDS
(Cost $139,024,898)		140,623,032

Short-Term Funds - 15.9%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $47,494,733)	47,494,733	47,494,733
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $269,235,020)		299,703,962
NET OTHER ASSETS (LIABILITIES) - 0.0%		(55,054)
NET ASSETS - 100%		$299,648,908

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$26,944,479	$1,552,235	$737,226	$28,262	$(4,733)	$868,746	$28,623,501
Fidelity Long Term Treasury Bond Index Fund	16,064,831	1,090,860	944,975	119,552	(8,216)	664,926	16,867,426
VIP Contrafund Portfolio Initial Class	11,143,332	1,476,533	1,354,632	1,348,433	27,984	207,933	11,501,150
VIP Emerging Markets Portfolio Initial Class	17,870,664	212,059	2,103,934	--	81,460	2,615,329	18,675,578
VIP Equity-Income Portfolio Initial Class	11,688,933	1,109,590	1,246,886	813,247	(36,375)	579,435	12,094,697
VIP Government Money Market Portfolio Initial Class 2.25%	44,438,615	4,274,812	1,218,694	243,246	--	--	47,494,733
VIP Growth & Income Portfolio Initial Class	13,324,664	1,753,551	1,472,685	1,452,018	55,582	149,589	13,810,701
VIP Growth Portfolio Initial Class	11,386,681	895,844	1,573,329	764,776	61,026	993,436	11,763,658
VIP High Income Portfolio Initial Class	5,754,870	170,616	217,171	51,401	(17,350)	385,683	6,076,648
VIP Investment Grade Bond Portfolio Initial Class	83,971,336	4,821,177	2,429,062	380,747	4,658	2,687,348	89,055,457
VIP Mid Cap Portfolio Initial Class	3,239,460	445,605	435,050	366,195	(5,423)	102,118	3,346,710
VIP Overseas Portfolio Initial Class	26,238,744	1,358,064	2,274,165	1,001,977	(2,923)	1,860,856	27,180,576
VIP Value Portfolio Initial Class	8,579,645	705,757	1,047,601	573,808	38,642	599,231	8,875,674
VIP Value Strategies Portfolio Initial Class	4,189,520	472,308	611,369	423,969	(684)	287,678	4,337,453
	284,835,774	20,339,011	17,666,779	7,567,631	193,648	12,002,308	299,703,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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